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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-22014


                       Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                   Pioneer Diversified High Income Trust
                   SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)

     Principal
     Amount
     USD ($)                                                        Value

                   COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2% of Net Assets Diversified Financials - 0.2%
     400,000       DB Master Finance LLC, 8.285%, 6/20/31 (144A)    $340,000
                   TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
                   (Cost $406,070)                                  $340,000

                   CORPORATE BONDS & NOTES - 64.9% of Net Assets
                   Energy - 4.7%
                   Oil & Gas Drilling - 0.1%
     300,000       Skeie Drilling & Production ASA, 11.25%, 3/8/13 ($283,500

                   Oil & Gas Equipment & Services - 1.4%
     400,000       Bristow Group, Inc., 7.5%, 9/15/17 (144A)        $404,000
     350,000       Complete Production Services, Inc., 8.0%, 12/15/1$339,500
NOK  5,000,000     Norwegian Energy Co. AS, 11.0%, 7/13/10 (144A)   $882,142
     275,000       SemGroup L.P., 8.75%, 11/15/15 (144A)            $257,125
     600,000   (a) Sevan Marine ASA, 7.438%, 5/14/13 (144A)         $582,000
                                                                    $2,464,767
                   Integrated Oil & Gas - 0.3%
     500,000       Tristan Oil, Ltd., 10.5%, 1/1/12 (144A)          $470,000

                   Oil & Gas Exploration & Production - 0.9%
     500,000       Harvest Operations Corp., 7.875%, 10/15/11       $452,500
     160,000       Hilcorp Energy I L.P./Hilcorp Finance Co., 7.75%,$153,200
     675,000       Parallel Petroleum Corp., 10.25%, 8/1/14 (144A)  $661,500
     225,000       PetroQuest Energy, Inc., 10.375%, 5/15/12        $228,375
     150,000       Quicksilver Resources, Inc., 7.125%, 4/1/16      $145,500
                                                                    $1,641,075
                   Oil & Gas Refining & Marketing - 0.7%
     955,000       Aventine Renewable Energy Holdings, Inc., 10.0%, $797,425
     600,000       VeraSun Energy Corp., 9.375%, 6/1/17 (144A)      $477,000
                                                                    $1,274,425
                   Oil & Gas Storage & Transportation - 0.8%
     490,000       Inergy L.P./Inergy Finance Corp., 8.25%, 3/1/16  $499,800
     250,000       LPG International, Inc., 7.25%, 12/20/15         $245,000
     800,000       Transportadora de Gas del Sur SA, 7.875%, 5/14/17$688,000
                                                                    $1,432,800
                   Coal & Consumable Fuels - 0.5%
     900,000       Massey Energy Co., 6.875%, 12/15/13              $857,250
                   Total Energy                                     $8,423,817

                   Materials - 6.6%
                   Commodity Chemicals - 0.8%
     400,000       ARCO Chemical Co., 9.8%, 2/1/20                  $364,000
     1,750,000     Georgia Gulf Corp., 10.75%, 10/15/16             $1,128,750
                                                                    $1,492,750
                   Diversified Chemicals - 1.0%
     110,000       Braskem SA, 11.75%, 1/22/14 (144A)               $132,000
EURO 1,175,000     Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A) $1,243,892
     650,000       Montell Finance Co. BV, 8.1%, 3/15/27 (144A)     $500,500
                                                                    $1,876,392
                   Construction Materials - 0.2%
     320,000       Blaze Recycling & Metals LLC/Blaze Finance Corp.,$288,000

                   Metal & Glass Containers - 0.5%
EURO 625,000       Impress Holdings BV, 9.25%, 9/15/14 (144A)       $818,959
     80,000        Vitro, S.A.B. de CV, 9.125%, 2/1/17              $69,800
                                                                    $888,759
                   Paper Packaging - 0.9%
     600,000       Exopack Holding Corp., 11.25%, 2/1/14            $562,500
     500,000       Graphic Packaging International, Inc., 9.5%, 8/15$471,250
     750,000       U.S. Corrugated, Inc., 10.0%, 6/1/13             $600,000
                                                                    $1,633,750
                   Aluminum - 0.7%
     700,000       Aleris International, Inc., 10.0%, 12/15/16      $491,750
     350,000       Asia Aluminum Holdings, Ltd., 8.0%, 12/23/11 (144$322,875
     500,000       Indalex Holding Corp., 11.5%, 2/1/14             $441,250
                                                                    $1,255,875
                   Diversified Metals & Mining - 1.2%
     350,000       American Rock Salt Co., LLC, 9.5%, 3/15/14       $361,375
     250,000       FMG Finance Pty., Ltd., 10.625%, 9/1/16 (144A)   $283,750
     1,085,000     Industrias Metalurgicas Pescarmona SA, 11.25%, 10$1,041,600
     500,000   (a)(Noranda Aluminium Acquisition Corp., 8.738%, 5/15$380,000
     75,000        PNA Group, Inc., 10.75%, 9/1/16                  $67,500
                                                                    $2,134,225
                   Steel - 0.9%
     1,245,000     Algoma Acquisition Corp., 9.875%, 6/15/15 (144A) $996,000
EURO 600,000       Bulgaria Steel Finance BV, 12.0%, 5/4/13         $586,319
EURO 50,000        Zlomrex International Finance SA, 8.5%, 2/1/14 (1$48,120
                                                                    $1,630,439
                   Forest Products - 0.4%
     250,000       Ainsworth Lumber Co., Ltd., 7.25%, 10/1/12       $157,500
     500,000       Mandra Forestry Holdings, Ltd., 12.0%, 5/15/13 (1$550,000
                                                                    $707,500
                   Total Materials                                  $11,907,690

                   Capital Goods - 2.6%
                   Building Products - 0.4%
     500,000   (a) Builders FirstSource, Inc., 9.119%, 2/15/12      $406,875
     300,000   (a)(C8 Capital SPV, Ltd., 6.64% (144A)               $271,275
                                                                    $678,150
                   Construction & Engineering - 0.1%
     200,000       Dycom Industries, Inc., 8.125%, 10/15/15         $196,750

                   Electrical Components & Equipment - 0.3%
     650,000   (c) Rede Empresas de Energia Eletrica SA, 11.125% (14$623,187

                   Construction & Farm Machinery & Heavy Trucks - 1.8%
     600,000       Accuride Corp., 8.5%, 2/1/15                     $474,000
     520,000       Commercial Vehicle Group, Inc., 8.0%, 7/1/13     $440,050
     500,000       Esco Corp., 8.625%, 12/15/13 (144A)              $477,500
     1,200,000     Greenbrier Companies, Inc., 8.375%, 5/15/15      $1,089,000
     500,000   (d) Stanadyne Corp., 0.0%, 2/15/15                   $345,000
     400,000       Titan International, Inc., 8.0%, 1/15/12         $375,000
                                                                    $3,200,550
                   Total Capital Goods                              $4,698,637

                   Commercial Services & Supplies - 1.1%
                   Trading Companies & Distributors - 0.1%
     125,000       United Rentals North America, Inc., 6.5%, 2/15/12$115,000

                   Diversified Commercial & Professional Services - 1.0%
     350,000       FTI Consulting, Inc., 7.75%, 10/1/16             $362,250
     425,000   (a) NCO Group, Inc., 9.744%, 11/15/13                $408,000
     900,000       NCO Group, Inc., 11.875%, 11/15/14               $837,000
     250,000       Park-Ohio Industries, Inc., 8.375%, 11/15/14     $203,125
                                                                    $1,810,375
                   Total Commercial Services & Supplies             $1,925,375

                   Transportation - 0.5%
                   Airlines - 0.3%
     147,371       American Airlines, Inc., 7.377%, 5/23/19         $133,370
     500,000   (c) GOL Finance, 8.75% (144A)                        $448,750
                                                                    $582,120
                   Railroads - 0.2%
     350,000       Kansas City Southern de Mexico, 7.625%, 12/1/13  $337,750
                   Total Transportation                             $919,870

                   Automobiles &  Components - 0.6%
                   Auto Parts & Equipment - 0.6%
     330,000       Allison Transmission, Inc., 11.0%, 11/1/15 (144A)$280,500
     500,000   (b) Allison Transmission, Inc., 11.25%, 11/1/15 (144A$388,536
     500,000       Cooper-Standard Automotive, Inc., 8.375%, 12/15/1$377,500
                   Total Automobiles & Components                   $1,046,536

                   Consumer Durables & Apparel - 1.3%
                   Homebuilding - 0.6%
     315,000       Desarrolladora Homex S.A.B. de CV, 7.5%, 9/28/15 $306,337
     750,000       Desarrolladora Metropolitana SA de CV, 10.875%, 5$758,437
                                                                    $1,064,774
                   Housewares & Specialties - 0.4%
     200,000       Jarden Corp., 7.5%, 5/1/17                       $171,000
     750,000       Yankee Acquisition Corp., 9.75%, 2/15/17         $611,250
                                                                    $782,250
                   Footwear - 0.3%
EURO 730,000   (a) Edcon Holdings Proprietary, Ltd., 10.448%, 6/15/1$545,825
                   Total Consumer Durables & Apparel                $2,392,849

                   Consumer Services - 1.3%
                   Casinos & Gaming - 1.3%
EURO 50,000        Codere Finance Luxembourg SA, 8.25%, 6/15/15 (144$65,517
     550,000       Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las
                        Vegas Capital Corp., 10.25%, 6/15/15 (144A) $412,500
     275,000       Little Traverse Bay Bands of Odawa Indians, 10.25$275,688
EURO 50,000        Peermont Global, Ltd., 7.75%, 4/30/14 (144A)     $59,594
     750,000       Station Casinos, Inc., 6.625%, 3/15/18           $481,875
     750,000       Trump Entertainment Resorts, Inc., 8.5%, 6/1/15  $540,000
EURO 405,000       Unibet Group Plc, 9.7%, 12/21/10                 $599,645
                   Total Consumer Services                          $2,434,819

                   Media - 0.8%
                   Movies & Entertainment - 0.2%
     400,000       Corporacion Interamericana de Entretenimiento SA de
                        CV, 8.875%, 6/14/15 (144A)                  $416,000

                   Publishing - 0.6%
     536,875   (b) AAC Group Holding Corp., 14.75%, 10/1/12         $467,081
     600,000       TL Acquisitions, Inc., 10.5%, 1/15/15 (144A)     $546,000
                                                                    $1,013,081
                   Total Media                                      $1,429,081

                   Retailing - 0.8%
                   Distributors - 0.5%
     500,000       Intcomex, Inc., 11.75%, 1/15/11                  $497,500
     500,000       KAR Holdings, Inc., 10.0%, 5/1/15 (144A)         $417,500
                                                                    $915,000
                   Specialty Stores - 0.3%
     500,000       Sally Holdings LLC, 9.25%, 11/15/14              $472,500
                   Total Retailing                                  $1,387,500

                   Food & Staples Retailing - 0.4%
                   Drug Retail - 0.1%
     275,000       Duane Reade, Inc., 9.75%, 8/1/11                 $239,250

                   Food Distributors - 0.3%
     250,000       JBS SA, 10.5%, 8/4/16 (144A)                     $232,500
     275,000   (d) SA Fabrica de Produtos Alimenticios Vigor, 9.25%,$269,156
                                                                    $501,656
                   Total Food & Staples Retailing                   $740,906

                   Food, Beverage & Tobacco - 1.1%
                   Brewers - 0.1%
     189,000       Cerveceria Nacional Dominicana C por A, 8.0%, 3/2$190,890

                   Agricultural Products - 0.5%
     580,000   (c) Cosan SA Industria e Comercio, 8.25% (144A)      $526,350
     400,000       Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)  $386,000
                                                                    $912,350
                   Packaged Foods & Meats - 0.2%
     500,000       Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)      $460,000

                   Tobacco - 0.3%
     500,000       Alliance One International, Inc., 8.5%, 5/15/12  $465,000
                   Total Food, Beverage & Tobacco                   $2,028,240

                   Health Care Equipment & Services - 2.2%
                   Health Care Equipment & Services - 0.3%
     750,000       Accellent, Inc., 10.5%, 12/1/13                  $592,500

                   Health Care Supplies - 0.3%
     500,000   (a) Medical Services Co., 11.758%, 10/15/11          $452,500

                   Health Care Services - 0.8%
     350,000       Rural/Metro Corp., 9.875%, 3/15/15               $339,500
     725,000   (b) Surgical Care Affiliates, Inc., 8.875%, 7/15/15 ($616,250
     570,000       Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (1$484,500
                                                                    $1,440,250
                   Health Care Facilities - 0.5%
     500,000       Community Health Systems, Inc., 8.875%, 7/15/15  $503,125
     420,000       Hanger Orthopedic Group, Inc., 10.25%, 6/1/14    $428,400
                                                                    $931,525
                   Managed Health Care - 0.3%
     500,000       Multiplan, Inc., 10.375%, 4/15/16 (144A)         $465,000
                   Total Health Care Equipment & Services           $3,881,775

                   Pharmaceuticals & Biotechnology & Life Sciences - 0.4%
                   Biotechnology - 0.2%
     400,000       Angiotech Pharmaceuticals, Inc., 7.75%, 4/1/14   $308,000

                   Pharmaceuticals - 0.2%
     250,000       Phibro Animal Health Corp., 10.0%, 8/1/13 (144A) $232,500
     150,000       Warner Chilcott Corp., 8.75%, 2/1/15             $153,000
                                                                    $385,500
                   Total Pharmaceuticals & Biotechnology & Life Scie$693,500

                   Banks - 1.2%
                   Diversified Banks - 1.2%
     500,000   (a)(ALB Finance BV, 9.375%                           $367,500
     250,000       ATF Capital BV, 9.25%, 2/21/14 (144A)            $252,500
     375,000       Banco Macro SA, 8.5%, 2/1/17                     $321,563
     700,000   (a) Banco Macro SA, 10.75%, 6/7/12                   $525,875
     300,000       Petrocommerce Finance SA, 8.75%, 12/17/09        $295,500
     500,000       TuranAlem Finance BV, 8.5%, 2/10/15 (144A)       $443,150
                   Total Banks                                      $2,206,088

                   Diversified Financials - 12.2%
                   Other Diversified Financial Services - 1.9%
     2,500,000 (a) Blue Fin, Ltd., 9.02% 4/10/12 (144A)             $2,512,500
     1,000,000 (a) Carillon, Ltd., 20.241%, 1/10/11 (144A)          $1,034,900
                                                                    $3,547,400
                   Specialized Finance - 9.3%
     3,500,000 (a) Australis, Ltd., 8.528%, 3/24/09 (144A)          $3,505,250
     3,000,000 (a) Australis, Ltd., 8.878%, 2/3/09 (144A)           $3,017,700
     2,000,000 (a) Calabash Re, Ltd., 13.53%, 6/1/09 (144A)         $2,080,000
     1,000,000 (a) Calabash Re II, Ltd., 13.391%, 1/8/10 (144A)     $1,020,100
     5,000,000 (a) Cascadia, Ltd., 8.271%, 6/13/08 (144A)           $5,002,000
     2,000,000 (a) Successor II, Ltd., 44.4%, 6/6/08 (144A)         $2,157,000
                                                                    $16,782,050
                   Consumer Finance - 0.5%
     460,000       AmeriCredit Corp., 8.5%, 7/1/15 (144A)           $334,650
     550,000       Russian Standard Finance SA, 7.5%, 10/7/10 (144A)$508,750
                                                                    $843,400
                   Investment Banking & Brokerage - 0.5%
     965,000   (b) LVB Acquisition Merger Sub, Inc., 10.375%, 10/15/$924,789
                   Total Diversified Financials                     $22,097,639

                   Insurance - 17.8%
                   Insurance Brokers - 0.5%
     600,000       HUB International Holdings, Inc., 10.25%, 6/15/15$456,000
     500,000       USI Holdings Corp., 9.75%, 5/15/15 (144A)        $390,000
                                                                    $846,000
                   Multi-Line Insurance - 0.5%
     1,000,000 (a) Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A) $883,950
     65,000        Sul America Participacoes SA, 8.625%, 2/15/12 (14$66,381
                                                                    $950,331
                   Property & Casualty Insurance - 0.6%
     625,000   (a) AMBAC Financial Group, Inc., 6.15%, 2/15/37      $282,250
     900,000   (a) MBIA Insurance Corp., 14.0%, 1/15/33 (144A)      $841,500
                                                                    $1,123,750
                   Reinsurance - 16.2%
     2,250,000 (a) AKIBARE, 7.965%, 5/22/12 (144A)                  $2,272,275
     1,500,000 (a) AKIBARE, 8.165%, 5/22/12 (144A)                  $1,515,300
     3,000,000 (a) Atlantic & Western Re, Ltd., 10.979%, 1/9/09 (144$3,031,800
EURO 1,500,000 (a) Atlas Reinsurance Plc, 14.953%, 1/10/11 (144A)   $2,220,906
     3,000,000 (a) Fhu-Jin, Ltd., 8.778%, 8/10/11 (144A)            $3,060,000
     3,750,000 (a) Foundation Re, Ltd., 9.005%, 11/24/08 (144A)     $3,670,125
     1,000,000 (a) GlobeCat, Ltd., 10.91%, 1/2/13 (144A)            $1,002,200
     350,000   (a) GlobeCat, Ltd., 14.16%, 1/2/13 (144A)            $349,510
EURO 1,500,000 (a) Green Valley, Ltd., 8.376%, 1/10/11 (144A)       $2,234,898
     1,000,000 (a) Newton Re, Ltd., 9.629%, 12/24/10 (144A)         $1,000,100
     1,000,000 (a) Newton Re, Ltd., 11.929%, 12/24/10 (144A)        $995,200
     2,500,000 (a) Redwood Capital X, Ltd., 14.08%, 1/9/09 (144A)   $2,500,250
     2,000,000 (a) Redwood Capital X, Ltd., 18.08%, 1/9/09 (144A)   $1,999,400
     2,900,000 (a) Residential Reinsurance 2005, Ltd., 13.574%, 6/6/$2,898,550
     500,000   (a) Residential Reinsurance 2006, Ltd., 15.124%, 6/5/$509,350
                                                                    $29,259,864
                   Total Insurance                                  $32,179,945

                   Real Estate - 0.7%
                   Real Estate Management & Development - 0.7%
     100,000   (a) Alto Palermo SA, 11.0%, 6/11/12 (144A)           $80,280
     105,000       China Properties Group, Ltd., 9.125%, 5/4/14 (144$77,175
     410,000       IRSA Inversiones y Representaciones SA, 8.5%, 2/2$333,637
     1,100,000     Neo-China Group Holdings, Ltd., 9.75%, 7/23/14 (1$825,000
                   Total Real Estate                                $1,316,092

                   Software & Services - 1.6%
                   IT Consulting & Other Services - 0.2%
     400       (e) MSX International UK/MXS International Business Services
                       FR/MXS International GmbH, 12.5%, 4/1/12 (144$336,000

                   Data Processing & Outsourced Services - 1.2%
     1,440,000     First Data Corp., 9.875%, 9/24/15 (144A)         $1,274,400
     1,110,000     Pegasus Solutions, Inc., 10.5%, 4/15/15 (144A)   $932,400
                                                                    $2,206,800
                   Application Software - 0.2%
     500,000       Open Solutions, Inc., 9.75%, 2/1/15 (144A)       $427,500
                   Total Software & Services                        $2,970,300

                   Technology Hardware & Equipment - 0.6%
                   Computer Hardware - 0.4%
     870,000       Activant Solutions, Inc., 9.5%, 5/1/16           $734,063

                   Electronic Manufacturing Services - 0.2%
     300,000       Cia de Transporte de Energia Electrica de Alta Tension
                        SA, 8.875%, 12/15/16 (144A)                 $261,000
     70,000        Sanmina-SCI Corp., 6.75%, 3/1/13                 $60,550
                                                                    $321,550
                   Total Technology Hardware & Equipment            $1,055,613

                   Semiconductors & Semiconductor Equipment - 0.6% Semiconductors - 0.6%
     1,000,000 (b) Freescale Semiconductor, Inc., 9.125%, 12/15/14  $757,500
     500,000       Freescale Semiconductor, Inc., 10.125%, 12/15/16 $356,250
                   Total Semiconductors & Semiconductor Equipment   $1,113,750

                   Telecommunication Services - 4.3%
                   Alternative Carriers - 0.5%
     1,000,000     PAETEC Holding Corp., 9.5%, 7/15/15 (144A)       $932,500

                   Integrated Telecommunication Services - 1.0%
     1,200,000     GC Impsat Holdings I Plc, 9.875%, 2/15/17 (144A) $1,156,500
     142,000       Tele Norte Leste Participacoes SA, 8.0%, 12/18/13$149,278
     500,000       Windstream Corp., 8.625%, 8/1/16                 $517,500
                                                                    $1,823,278
                   Wireless Telecommunication Services - 2.8%
     910,000       Broadview Networks Holdings, Inc., 11.375%, 9/1/1$900,900
     500,000       Cell C Property, Ltd., 11.0%, 7/1/15 (144A)      $478,750
     500,000       Cricket Communications, Inc., 9.375%, 11/1/14 (14$455,000
     150,000       Digicel, Ltd., 9.25%, 9/1/12 (144A)              $152,063
EURO 500,000   (a) Hellas Telecommunications Luxembourg II, 10.576%,$580,212
     850,000   (d) Intelsat Intermediate Holding Co., Ltd., 0.0%, 2/$697,000
     400,000       Kabel Deutschland GmbH, 10.625%, 7/1/14          $405,000
     1,330,000     True Move Co., Ltd., 10.375%, 8/1/14 (144A)      $1,407,760
                                                                    $5,076,685
                   Total Telecommunication Services                 $7,832,463

                   Utilities - 1.5%
                   Electric Utilities - 1.3%
     2,000,000     Intergen NV, 9.0%, 6/30/17 (144A)                $2,085,000
     250,000       Mirant JPSCo. Finance, Ltd., 11.0%, 7/6/16 (144A)$266,875
                                                                    $2,351,875
                   Independent Power Producers & Energy Traders - 0.2%
     390,000       Texas Competitive Electric Holdings Co. LLC, 10.2$383,175
                   Total Utilities                                  $2,735,050
                   TOTAL CORPORATE BONDS & NOTES
                   (Cost $125,448,762)                              $117,417,535

                   CONVERTIBLE BONDS & NOTES - 0.2% of Net Assets
                   Real Estate - 0.2%
                   Retail Real Estate Investment Trust - 0.2%
     400,000       General Growth Properties, Inc., 3.98%, 4/15/27 ($318,500
                   TOTAL CONVERTIBLE BONDS & NOTES
                   (Cost $384,160)                                  $318,500

                   FLOATING RATE LOAN INTERESTS - 32.5% of Net Assets (f)
                   Energy - 0.9%
                   Oil & Gas Exploration & Production - 0.9%
     559,500       Concho Resources, Inc., Second Lien Term Loan, 9.$549,709
     992,857       W&T Offshore, Inc., Tranche B Term Loan, 7.45%, 5$982,929
                   Total Energy                                     $1,532,638

                   Materials - 2.6%
                   Paper Packaging - 0.7%
     1,492,386     Georgia-Pacific LLC, Term Loan B, 6.948% - 7.474%$1,381,390

                   Steel - 1.1%
     1,310,931     Algoma Steel, Inc., Term Loan, 8.09%, 6/20/13    $1,222,443
     895,500       Niagara Corp., Term Loan, 6.819% - 10.129%, 6/29/$788,040
                                                                    $2,010,483
                   Forest Products - 0.8%
     1,500,000     Ainsworth Lumber Co., Ltd., Term Loan, 7.819%, 6/$1,395,000
                   Total Materials                                  $4,786,873

                   Capital Goods - 2.0%
                   Construction & Farm Machinery & Heavy Trucks - 1.6%
     1,000,000     Accuride Corp., Term Loan, 8.5%, 1/31/12         $964,375
     2,000,000     Rental Service Corp., Second Lien Initial Term Lo$1,960,000
                                                                    $2,924,375
                   Diversified Commercial & Professional Services - 0.4%
     746,250       Asset Acceptance Capital Corp., Tranche B Term Lo$716,400
                   Total Capital Goods                              $3,640,775

                   Commercial Services & Supplies - 1.3%
                   Environmental & Facilities Services - 1.3%
     1,243,750     Synagro Technologies, Inc., First Lien Term Loan,$1,106,938
     1,223,109     Waste Services, Inc., Tranche E Term Loan, 8.05%,$1,149,723
                   Total Commercial Services & Supplies             $2,256,661

                   Consumer Durables & Apparel - 1.0%
                   Homebuilding - 0.6%
     2,000,000     LandSource Communities Development LLC, Second Lien
                        Term Loan, 9.86%, 2/27/14                   $1,045,000

                   Housewares & Specialties - 0.4%
     925,583       Yankee Candle Company, Inc., Term Loan, 5.29% - 6$838,810
                   Total Consumer Durables & Apparel                $1,883,810

                   Consumer Services - 1.6%
                   Casinos & Gaming - 1.6%
     1,000,000 (g) Fontainebleau Las Vegas, LLC/Fontainebleau Las Vegas II, LLC,
                        Intial Term Loan, 8.948%, 6/6/14            $895,000
     166,667       Gateway Casinos & Entertainment, First Lien Delayed Draw
                        Term Loan, 9.0%, 9/30/14                    $147,917
     833,333       Gateway Casinos & Entertainment, First Lien Term $739,583
     1,000,000     Gateway Casinos & Entertainment, Second Lien Term$850,000
     250,000       Riviera Holdings Corp., Term Loan, 7.36%, 6/8/14 $231,250
                   Total Consumer Services                          $2,863,750

                   Media - 2.2%
                   Broadcasting & Cable Television - 1.0%
     2,000,000     Charter Communications Operating, LLC, Replacemen$1,850,770

                   Movies & Entertainment - 0.5%
     995,000       Lodgenet Entertainment Corp., Closing Date Term L$922,862

                   Publishing - 0.7%
     1,243,750     Canwest Mediaworks, L.P., Credit D Term Loan, 7.5$1,200,219
                   Total Media                                      $3,973,851

                   Retailing - 0.8%
                   Apparel, Accessories & Luxury Goods - 0.8%
     1,505,978     Hanesbrands, Inc., Term Loan B, 6.533% - 7.11%, 9$1,456,327
                   Total Retailing                                  $1,456,327

                   Health Care Equipment & Services - 4.8%
                   Health Care Equipment & Services - 0.9%
     1,741,206     Talecris Biotherapeutics Holdings Corp., First Lien Term
                        Loan, 8.38% - 9.5%, 12/6/13                 $1,730,323

                   Health Care Supplies - 0.6%
     497,500       IM US Holdings, LLC, First Lien Term Loan, 7.198%$460,187
     600,000       IM US Holdings, LLC, Second Lien Term Loan, 9.448$562,500
                                                                    $1,022,687
                   Health Care Services - 0.6%
     1,090,738     HealthSouth Corp., Term Loan, 5.78% - 6.92%, 3/11$1,022,567

                   Health Care Facilities - 2.7%
     922,660       CHS/Community Health Systems, Inc., Term Loan, 7.$853,816
     1,740,779     Hanger Orthopedic Group, Inc., Tranche B Term Loa$1,658,092
     994,975       HCA, Inc., Tranche B Term Loan, 7.448%, 11/18/13 $921,828
     498,042       Psychiatric Solutions, Inc., Term Loan, 6.568% - $480,611
     104,307       Sun Healthcare Group, Inc., Delayed Draw Term Loa$98,049
     162,256       Sun Healthcare Group, Inc., Synthetic LC Loan, 5.$152,521
     706,608       Sun Healthcare Group, Inc., Term Loan, 6.78% - 7.$664,212
                                                                    $4,829,129
                   Total Health Care Equipment & Services           $8,604,706

                   Pharmaceuticals & Biotechnology & Life Sciences - 0.4% Pharmaceuticals - 0.4%
     750,000       Mylan Inc., Tranche B Term Loam, 7.625%, 10/2/14 $735,000
                   Total Pharmaceuticals & Biotechnology & Life Scie$735,000

                   Diversified Financials - 3.2%
                   Specialized Finance - 1.4%
     875,721       Ace Cash Express, Inc., Term Loan, 7.86% - 8.7%, $757,499
     439,482       Ceva Group Plc, Pre-Funded LC Loan, 7.86%, 11/4/1$428,495
     1,334,229     Ceva Group 1 Plc, Term Loan, 8.086%, 11/4/13     $1,300,874
                                                                    $2,486,868
                   Consumer Finance - 1.4%
     992,481       Collect Acquisition Corp., Facility Term Loan B, $938,721
     1,003,394     Dollar Financial Corp., Canadian Borrower Term Lo$968,275
     737,790       Dollar Financial Corp., Delayed Draw Term Loan, 7$711,967
                                                                    $2,618,963

                   Investment Banking & Brokerage - 0.4%
     700,000       MSCI, Inc., Term Loan B, 7.74%, 11/20/14         $697,375
                   Total Diversified Financials                     $5,803,206

                   Insurance - 1.9%
                   Insurance Brokers - 1.2%
     70,992        HUB International, Ltd., Delay Draw Term Loan, 7.$63,893
     406,454       HUB International, Ltd., Initial Term Loan, 7.33%$365,809
     1,990,000     USI Holdings Corp., Tranche B Term Loan, 7.95%, 5$1,845,725
                                                                    $2,275,427
                   Multi-Line Insurance - 0.7%
     497,500       AmWins Group, Inc., Initial Term Loan, 7.82% - 8.$398,000
     1,000,000     AmWins Group, Inc., Second Lien Initial Term Loan$825,000
                                                                    $1,223,000
                   Total Insurance                                  $3,498,427

                   Technology Hardware & Equipment - 3.1%
                   Computer Storage & Peripherals - 1.8%
     1,984,962     SunGard Data Systems Inc., New Term Loan, 6.898%,$1,844,568
     1,488,750     Vangent, Inc., Term Loan, 7.62%, 2/14/13         $1,332,431
                                                                    $3,176,999
                   Electronic Equipment Manufacturers - 1.4%
     748,125       Aeroflex, Inc., Tranche B-2 Term Loan, 8.619%, 8/$705,108
     1,980,000     H3C Holdings, Ltd., Tranche B Term Loan, 8.141%, $1,900,800
                                                                    $2,605,908
                   Technology Distributors - 0.3%
     513,713       Scitor Corp., Term Loan, 9.11%, 9/28/14          $506,649
                   Total Technology Hardware & Equipment            $5,584,448

                   Semiconductors & Semiconductor Equipment - 0.5% Semiconductors - 0.5%
     994,975       Freescale Semiconductor, Inc., Term Loan, 7.33%, $847,594
                   Total Semiconductors & Semiconductor Equipment   $847,594

                   Telecommunication Services - 2.4%
                   Alternative Carriers - 0.6%
     1,243,725     PAETEC Holding Corp., Replacement Term Loan, 7.34$1,175,839

                   Wireless Telecommunication Services - 1.8%
     994,950       Cricket  Communications, Inc., Term Loan B, 7.448$960,281
     1,741,184     MetroPCS Wireless, Inc., New Tranche B Term Loan,$1,630,183
     625,000       Stratos Global Corp./Stratos Funding L.P., Facili$596,875
                                                                    $3,187,339
                   Total Telecommunication Services                 $4,363,178

                   Utilities - 3.4%
                   Multi-Utilities - 0.8%
     1,496,250     Alliant Holdings I, Inc., Term Loan, 7.47%, 8/21/$1,413,956

                   Independent Power Producers & Energy Traders - 2.6%
     1,985,000     Calpine Corp., First Priority Term Loan, 7.08%, 3$1,776,575
     187,926       Mach Gen, LLC, First Lien Synthetic LC Loan, 7.35$169,885
     1,798,450     Mach Gen, LLC, First Lien Term Loan B, 7.2%, 2/22$1,625,798
     418,256       NRG Energy, Inc., Credit-Linked Deposit Loan, 7.1$385,266
     905,913       NRG Energy, Inc., Term Loan, 6.948%, 2/1/13      $834,459
                                                                    $4,791,983
                   Total Utilities                                  $6,205,939
                   TOTAL FLOATING RATE LOAN INTERESTS
                   (Cost $63,675,518)                               $58,742,291

                   FIXED RATE LOAN INTERESTS - 0.3% of Net Assets
                   Energy - 0.3%
                   Oil & Gas Exploration & Production - 0.3%
     600,000       SandRidge Energy, Inc., Term Loan, 8.625%, 4/1/15$595,500
                   TOTAL FIXED RATE LOAN INTERESTS
                   (Cost $602,931)                                  $595,500

     Shares        WARRANTS - 0.0% of Net Assets (h)
                   Real Estate - 0.0%
                   Real Estate Management & Development - 0.0%
     750,000 Neo-China Group Holdings, Ltd., Expires 7/22/12 $38,479 TOTAL WARRANTS
                   (Cost $17,012)                                   $38,479

                   TOTAL INVESTMENTS IN SECURITIES - 98.1%
                   (Cost $190,534,453) (i)                          $177,452,305
                   OTHER ASSETS AND LIABILITIES - 1.9%              $3,457,549
                   NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100$180,909,854


(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2008, the value of these securities amounted to $89,108,829 or 49.3% of total net assets applicable to common shareowners.

 (a) Floating rate note. The rate shown is the rate at January 31, 2008.

 (b) Represents a pay-in-kind security which may pay interest in additional principal.

 (c)           Security is a perpetual bond and has no definite maturity date.

 (d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
               The rate shown is the rate at January 31, 2008.

 (e)           Security is priced as a unit.

 (f) Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending
               rates are generally (i) the lending rate offered by one or more major
               European banks, such as LIBOR (London InterBank Offered Rate),
               (ii) the prime rate offered by one or more major United States banks,
               (iii) the certificate of deposit (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2008.

 (g)           Indicates a security that has been deemed illiquid.
               The aggregate cost of illiquid securities is $996,458.
               The aggregate value $895,000 represents 0.5% of the net assets.

 (h)           Non-income producing security.

 (i)           At January 31, 2008, the net unrealized
               loss on investments based on cost for
               federal income tax purposes
               of $190,534,453 was as follows:

               Aggregate gross unrealized gain for all investments in which
                  there is an excess of value over tax cost         $757,320

               Aggregate gross unrealized loss for all investments in which
                  there is an excess of tax cost over value     ($13,839,468)
               Net unrealized loss                             ($13,082,148)

		For financial reporting purposes net unrealized loss was
               $13,082,148 and cost of investments aggregated $190,534,453.

               Glossary of Terms:
               LC - Letter of Credit

               Note:  Principal amounts are denominated in U.S. dollars
                   unless otherwise denoted.
               EURO
               NOK



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Diversified High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 31, 2008

* Print the name and title of each signing officer under his or her signature.